Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	561
Due from 1 to 5 years, amortized cost	1,666
Due from 5 to 10 years, amortized cost	832
Due after 10 years, amortized cost	53
Total, amortized cost	3,112
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	563
Due from 1 to 5 years, fair value	1,730
Due from 5 to 10 years, fair value	868
Due after 10 years, fair value	56
Total, fair value	3,217
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	1.43%
Due from 1 to 5 years, average yield (as a percent)	2.35%
Due from 5 to 10 years, average yield (as a percent)	1.46%
Due after 10 years, average yield (as a percent)	1.62%
Total, average yield (as a percent)	1.93%